Significant Customer Information and Segment Reporting	9 Months Ended	12 Months Ended
	Sep. 29, 2013	Dec. 31, 2012
Segment Reporting [Abstract]
Significant Customer Information and Segment Reporting

Note 11 – Significant Customer Information and Segment Reporting

The Financial Accounting Standards Board has established standards for the manner in which public companies report information about operating segments in annual and interim financial statements. It also established standards for related disclosures about products and services, geographic areas and major customers. The method for determining the information to report is based on the way management organizes the operating segments within the Company for making operating decisions and assessing financial performance.

The Company’s chief operating decision maker is the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenue by geographic region, for purposes of making operating decisions and assessing financial performance. On this basis, the Company is organized and operates in a single segment: the design, development, marketing and sale of semiconductors.

The following table summarizes revenue and percentage of revenue by geographic region, based on the country in which the customer’s headquarters is located (in thousands):

	Three Months Ended				Nine Months Ended
	September 29, 2013		September 30, 2012		September 29, 2013		September 30, 2012
France	$5,473	33%	$8,305	26%	$15,809	26%	$19,751	21%
Japan	3,509	21	4,666	15	11,419	18	19,251	20
Taiwan	2,044	12	5,903	19	11,248	18	15,026	16
Germany	2,038	12	1,555	5	5,893	10	5,192	6
Korea	1,659	10	1,646	5	5,624	9	4,663	5
China	1,072	6	3,896	12	3,870	6	11,628	12
Hong Kong	171	1	3,626	12	1,268	2	13,983	15
United States	748	4	64	—	1,418	2	541	1
Other	186	1	1,714	6	5,618	9	4,155	4

	$16,900	100%	$31,375	100%	$62,167	100%	$94,190	100%

The Company divides its products into three product families: Broadband DSL, Communications Processors and Other. Broadband DSL consists of the Company’s central office products, DSL modem-only customer premise equipment products and the DSL value of the Company’s integrated devices. Communications Processors includes the Company’s stand-alone processors and the processor-only value of the Company’s integrated devices. Other includes products that do not fall into the other two product families. Revenue and percentage of revenue by product family is as follows (in thousands):

	Three Months Ended				Nine Months Ended
	September 29, 2013		September 30, 2012		September 29, 2013		September 30, 2012
Broadband DSL	$8,086	48%	$17,313	55%	$30,477	49%	$56,098	60%
Communications Processors	7,762	46	11,987	38	26,432	43	29,555	31
Other	1,052	6	2,075	7	5,258	8	8,537	9

	$16,900	100%	$31,375	100%	$62,167	100%	$94,190	100%

The distribution of long-lived assets (excluding intangible assets and other assets) is as follows (in thousands):

	September 29, 2013	December 30, 2012
United States	$8,272	$8,039
Asia, predominantly India	503	730

	$8,775	$8,769

Note 16—Significant Customer Information and Segment Reporting

The FASB establishes standards for the manner in which public companies report information about operating segments in annual and interim financial statements. It also establishes standards for related disclosures about products and services, geographic areas and major customers. The method for determining the information to report is based on the way management organizes the operating segments within the Company for making operating decisions and assessing financial performance.

The Company’s chief operating decision-maker is considered to be the Chief Executive Officer. The Chief Executive Officer reviews financial information presented on a consolidated basis, accompanied by disaggregated information about revenue by geographic region for purposes of making operating decisions and assessing financial performance. On this basis, the Company is organized and operates in a single segment: the design, development, marketing and sale of semiconductors and integrated firmware.

The following table summarizes revenue by geographic region, based on the country in which the customer headquarters office is located (in thousands):

	December 30, 2012		January 1, 2012		January 2, 2011
Japan	$23,788	19%	$28,560	21%	$29,833	16%
Tunisia	25,461	20	27,006	20	29,003	15
Taiwan	22,708	18	16,073	12	19,101	10
China	15,536	12	15,514	11	27,516	14
Hong Kong	17,548	14	13,847	10	26,145	14
United States	1,274	1	2,484	2	4,575	2
Other	19,633	16	33,108	24	55,504	29

	$125,948	100%	$136,592	100%	$191,677	100%

The Company divides its products into three product families: Broadband DSL, Communications Processors and Other. Broadband DSL consists of the Company’s central office products, DSL modem-only customer premise equipment products and the DSL value of the Company’s integrated devices. Communications Processors includes the Company’s stand-alone processors and the processor-only value of the Company’s integrated devices. Other includes products that do not fall into the other two product families. Revenue by product family is as follows (in thousands):

	December 30, 2012		January 1, 2012		January 2, 2011
Broadband DSL	$72,152	57%	$80,385	59%	$115,723	60%
Communication Processors	41,120	33	39,858	29	45,129	24
Other	12,676	10	16,349	12	30,825	16

	$125,948	100%	$136,592	100%	$191,677	100%

The distribution of long-lived assets (excluding goodwill, intangible assets and other assets) was as follows (in thousands):

	December 30, 2012	January 1, 2012
United States	$8,039	$5,983
Asia, predominantly India	730	1,048
Other	—	5

	$8,769	$7,036